Derivative Financial Instruments and Hedge Accounting - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter Party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,908,888,898	¥ 1,849,478,491
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,349,082	3,337,756
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,943,776	1,889,790
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,943,776	1,889,790
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,405,306	1,447,966
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,405,306	¥ 1,447,966
Credit derivatives [member] | Protection sold [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 0